Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3	$ 206
Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3	125
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3,603
Fair value assets, ending balance	2,967	$ 3,603
Fair value liabilities, beginning balance	1,867
Fair value liabilities, ending balance	1,596	1,867
Level 3 [member] | U.S. state, municipal and agencies debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	508
Fair value assets, ending balance		508
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	797
Fair value assets, ending balance	192	797
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	179
Fair value assets, ending balance	551	179
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, ending balance	65
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, ending balance	66
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	29
Fair value assets, ending balance	21	29
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	425
Fair value assets, ending balance	1,148	425
Level 3 [member] | Trading Securities [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	711
Fair value assets, ending balance	237	711
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	463,636
Fair value assets, ending balance	521,031	463,636
Fair value liabilities, beginning balance	365,509
Fair value liabilities, ending balance	448,167	365,509
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Total unrealized gains (losses) included in OCI	33	84
Recurring [member] | Level 3 [member] | IFRS9 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,752
Total realized/ unrealized gains (losses) included in earnings	(111)
Total unrealized gains (losses) included in OCI	53
Purchases of assets	1,031
Sales of assets	(1,132)
Transfers into Level 3	323
Transfers out of Level 3	(92)
Fair value assets, ending balance	1,824	1,752
Changes in unrealized gains (losses) included in earnings for assets positions still held	55
Fair value liabilities, beginning balance	(489)
Total realized/ unrealized gains (losses) included in earnings	(36)
Total unrealized gains (losses) included in OCI	(5)
Issuances of liabilities	(349)
Settlements of liabilities and other	54
Transfers into Level 3	(431)
Transfers out of Level 3	803
Fair value liabilities, ending balance	(453)	(489)
Changes in unrealized gains (losses) included in earnings for liability positions still held	(4)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	249
Total realized/ unrealized gains (losses) included in earnings	(30)
Total unrealized gains (losses) included in OCI	26
Purchases of assets	125
Sales of assets	(147)
Transfers into Level 3	206
Fair value assets, ending balance	429	249
Recurring [member] | Level 3 [member] | IFRS9 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	29
Total realized/ unrealized gains (losses) included in earnings	(30)
Total unrealized gains (losses) included in OCI	6
Purchases of assets	125
Sales of assets	(144)
Transfers into Level 3	206
Fair value assets, ending balance	192	29
Recurring [member] | Level 3 [member] | IFRS9 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	217
Total unrealized gains (losses) included in OCI	20
Fair value assets, ending balance	237	217
Recurring [member] | Level 3 [member] | IFRS9 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	477
Total realized/ unrealized gains (losses) included in earnings	(3)
Total unrealized gains (losses) included in OCI	(3)
Purchases of assets	450
Sales of assets	(291)
Transfers into Level 3	16
Transfers out of Level 3	(95)
Fair value assets, ending balance	551	477
Changes in unrealized gains (losses) included in earnings for assets positions still held	14
Recurring [member] | Level 3 [member] | IFRS9 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(455)
Total realized/ unrealized gains (losses) included in earnings	21
Purchases of assets	67
Sales of assets	73
Transfers into Level 3	7
Transfers out of Level 3	(217)
Fair value assets, ending balance	(504)	(455)
Changes in unrealized gains (losses) included in earnings for assets positions still held	(3)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21
Total realized/ unrealized gains (losses) included in earnings	(10)
Total unrealized gains (losses) included in OCI	(4)
Purchases of assets	11
Sales of assets	2
Transfers into Level 3	5
Transfers out of Level 3	(4)
Fair value assets, ending balance	21	21
Changes in unrealized gains (losses) included in earnings for assets positions still held	(5)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(181)
Total realized/ unrealized gains (losses) included in earnings	34
Total unrealized gains (losses) included in OCI	(2)
Purchases of assets	(88)
Sales of assets	(42)
Transfers into Level 3	(36)
Transfers out of Level 3	231
Fair value assets, ending balance	(84)	(181)
Changes in unrealized gains (losses) included in earnings for assets positions still held	79
Recurring [member] | Level 3 [member] | IFRS9 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(16)
Sales of assets	17
Fair value assets, ending balance	1	(16)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Total realized/ unrealized gains (losses) included in earnings	(5)
Purchases of assets	71
Sales of assets	(1)
Fair value assets, ending balance	65
Changes in unrealized gains (losses) included in earnings for assets positions still held	(5)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,657
Total realized/ unrealized gains (losses) included in earnings	(118)
Total unrealized gains (losses) included in OCI	36
Purchases of assets	395
Sales of assets	(743)
Transfers into Level 3	125
Transfers out of Level 3	(7)
Fair value assets, ending balance	1,345	1,657
Changes in unrealized gains (losses) included in earnings for assets positions still held	(25)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	508
Total realized/ unrealized gains (losses) included in earnings	16
Total unrealized gains (losses) included in OCI	(3)
Sales of assets	(455)
Fair value assets, ending balance	66	508
Changes in unrealized gains (losses) included in earnings for assets positions still held	(1)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	196
Total realized/ unrealized gains (losses) included in earnings	28
Total unrealized gains (losses) included in OCI	2
Sales of assets	(116)
Fair value assets, ending balance	110	196
Changes in unrealized gains (losses) included in earnings for assets positions still held	1
Recurring [member] | Level 3 [member] | IFRS9 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	30
Total realized/ unrealized gains (losses) included in earnings	(2)
Sales of assets	(2)
Transfers out of Level 3	(5)
Fair value assets, ending balance	21	30
Changes in unrealized gains (losses) included in earnings for assets positions still held	(1)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	923
Total realized/ unrealized gains (losses) included in earnings	(160)
Total unrealized gains (losses) included in OCI	37
Purchases of assets	395
Sales of assets	(170)
Transfers into Level 3	125
Transfers out of Level 3	(2)
Fair value assets, ending balance	1,148	923
Changes in unrealized gains (losses) included in earnings for assets positions still held	(24)
Recurring [member] | Level 3 [member] | IFRS9 [member] | Loan substitute securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	3
Sales of assets	(3)
Fair value assets, ending balance		3
Recurring [member] | Level 3 [member] | IAS 39 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,225	2,853
Total realized/ unrealized gains (losses) included in earnings		82
Total unrealized gains (losses) included in OCI		(39)
Purchases of assets		861
Sales of assets		(1,173)
Transfers into Level 3		(16)
Transfers out of Level 3		(343)
Fair value assets, ending balance		2,225
Changes in unrealized gains (losses) included in earnings for assets positions still held		21
Fair value liabilities, beginning balance	(489)	(516)
Total realized/ unrealized gains (losses) included in earnings		(24)
Total unrealized gains (losses) included in OCI		16
Issuances of liabilities		(387)
Settlements of liabilities and other		152
Transfers into Level 3		(277)
Transfers out of Level 3		547
Fair value liabilities, ending balance		(489)
Changes in unrealized gains (losses) included in earnings for liability positions still held		5
Recurring [member] | Level 3 [member] | IAS 39 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,223	2,676
Total realized/ unrealized gains (losses) included in earnings		56
Total unrealized gains (losses) included in OCI		(1)
Purchases of assets		168
Sales of assets		(488)
Transfers out of Level 3		(188)
Fair value assets, ending balance		2,223
Recurring [member] | Level 3 [member] | IAS 39 [member] | U.S. state, municipal and agencies debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	508	747
Total realized/ unrealized gains (losses) included in earnings		(5)
Total unrealized gains (losses) included in OCI		(19)
Sales of assets		(215)
Fair value assets, ending balance		508
Recurring [member] | Level 3 [member] | IAS 39 [member] | Asset-backed securities, Non-CDO securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	203	217
Total unrealized gains (losses) included in OCI		7
Sales of assets		(21)
Fair value assets, ending balance		203
Recurring [member] | Level 3 [member] | IAS 39 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	797	956
Total realized/ unrealized gains (losses) included in earnings		(1)
Total unrealized gains (losses) included in OCI		(34)
Purchases of assets		119
Sales of assets		(55)
Transfers out of Level 3		(188)
Fair value assets, ending balance		797
Recurring [member] | Level 3 [member] | IAS 39 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	711	756
Total realized/ unrealized gains (losses) included in earnings		62
Total unrealized gains (losses) included in OCI		45
Purchases of assets		45
Sales of assets		(197)
Fair value assets, ending balance		711
Recurring [member] | Level 3 [member] | IAS 39 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	179	329
Total realized/ unrealized gains (losses) included in earnings		(5)
Total unrealized gains (losses) included in OCI		(5)
Purchases of assets		405
Sales of assets		(512)
Transfers out of Level 3		(33)
Fair value assets, ending balance		179
Recurring [member] | Level 3 [member] | IAS 39 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(455)	(448)
Total realized/ unrealized gains (losses) included in earnings		49
Total unrealized gains (losses) included in OCI		(20)
Purchases of assets		33
Sales of assets		(2)
Transfers into Level 3		4
Transfers out of Level 3		(71)
Fair value assets, ending balance		(455)
Changes in unrealized gains (losses) included in earnings for assets positions still held		74
Recurring [member] | Level 3 [member] | IAS 39 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	21	(15)
Total realized/ unrealized gains (losses) included in earnings		49
Total unrealized gains (losses) included in OCI		2
Purchases of assets		(3)
Sales of assets		(7)
Transfers into Level 3		1
Transfers out of Level 3		(6)
Fair value assets, ending balance		21
Changes in unrealized gains (losses) included in earnings for assets positions still held		17
Recurring [member] | Level 3 [member] | IAS 39 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(181)	(122)
Total realized/ unrealized gains (losses) included in earnings		80
Total unrealized gains (losses) included in OCI		2
Purchases of assets		(76)
Sales of assets		2
Transfers into Level 3		(58)
Transfers out of Level 3		(9)
Fair value assets, ending balance		(181)
Changes in unrealized gains (losses) included in earnings for assets positions still held		52
Recurring [member] | Level 3 [member] | IAS 39 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(16)	(10)
Sales of assets		(6)
Fair value assets, ending balance		(16)
Recurring [member] | Level 3 [member] | IAS 39 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	454	443
Total realized/ unrealized gains (losses) included in earnings		(147)
Total unrealized gains (losses) included in OCI		(17)
Purchases of assets		334
Sales of assets		(160)
Transfers into Level 3		37
Transfers out of Level 3		(36)
Fair value assets, ending balance		454
Changes in unrealized gains (losses) included in earnings for assets positions still held		(122)
Recurring [member] | Level 3 [member] | IAS 39 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		1
Sales of assets		(1)
Recurring [member] | Level 3 [member] | IAS 39 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance		4
Purchases of assets		7
Sales of assets		(10)
Transfers out of Level 3		(1)
Recurring [member] | Level 3 [member] | IAS 39 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	29	62
Total realized/ unrealized gains (losses) included in earnings		(4)
Total unrealized gains (losses) included in OCI		1
Purchases of assets		52
Sales of assets		(68)
Transfers into Level 3		20
Transfers out of Level 3		(34)
Fair value assets, ending balance		29
Changes in unrealized gains (losses) included in earnings for assets positions still held		(3)
Recurring [member] | Level 3 [member] | IAS 39 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	425	376
Total realized/ unrealized gains (losses) included in earnings		(143)
Total unrealized gains (losses) included in OCI		(18)
Purchases of assets		275
Sales of assets		(81)
Transfers into Level 3		17
Transfers out of Level 3		(1)
Fair value assets, ending balance		425
Changes in unrealized gains (losses) included in earnings for assets positions still held		(119)
Recurring [member] | Level 3 [member] | IAS 39 [member] | Loan substitute securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4
Purchases of assets		4
Fair value assets, ending balance		4
Recurring [member] | Level 3 [member] | Deposits - Personal [member] | IFRS9 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(465)
Total realized/ unrealized gains (losses) included in earnings	(36)
Total unrealized gains (losses) included in OCI	(4)
Issuances of liabilities	(301)
Settlements of liabilities and other	44
Transfers into Level 3	(431)
Transfers out of Level 3	803
Fair value liabilities, ending balance	(390)	(465)
Changes in unrealized gains (losses) included in earnings for liability positions still held	(8)
Recurring [member] | Level 3 [member] | Deposits - Personal [member] | IAS 39 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(465)	(425)
Total realized/ unrealized gains (losses) included in earnings		(20)
Total unrealized gains (losses) included in OCI		14
Issuances of liabilities		(387)
Settlements of liabilities and other		85
Transfers into Level 3		(277)
Transfers out of Level 3		545
Fair value liabilities, ending balance		(465)
Changes in unrealized gains (losses) included in earnings for liability positions still held		5
Recurring [member] | Level 3 [member] | Deposits - Business and government [member] | IFRS9 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Issuances of liabilities	5
Fair value liabilities, ending balance	5
Recurring [member] | Level 3 [member] | Deposits - Business and government [member] | IAS 39 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		(2)
Transfers out of Level 3		2
Recurring [member] | Level 3 [member] | Obligations related to securities sold short [member] | IAS 39 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		(1)
Settlements of liabilities and other		1
Recurring [member] | Level 3 [member] | Other liabilities [member] | IFRS9 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(24)
Total unrealized gains (losses) included in OCI	(1)
Issuances of liabilities	(53)
Settlements of liabilities and other	10
Fair value liabilities, ending balance	(68)	(24)
Changes in unrealized gains (losses) included in earnings for liability positions still held	4
Recurring [member] | Level 3 [member] | Other liabilities [member] | IAS 39 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	$ (24)	(88)
Total realized/ unrealized gains (losses) included in earnings		(4)
Total unrealized gains (losses) included in OCI		2
Settlements of liabilities and other		66
Fair value liabilities, ending balance		$ (24)